CONVERTIBLE DEBENTURES (Details) - Convertible Debenture - USD ($)	Oct. 31, 2015	Dec. 31, 2014	Oct. 31, 2014	Oct. 31, 2013
CONVERTIBLE DEBENTURES (Details) - Convertible Debenture [Line Items]
Proceeds attributable to the Convertible Debenture due January 2015	$ 370,181
Convertible Debenture Due January 2015 [Member]
CONVERTIBLE DEBENTURES (Details) - Convertible Debenture [Line Items]
Face value of Convertible Debenture due January 2015	1,765,000		$ 200,000	$ 325,000
Fair value of embedded conversion feature	1,180,000	$ 1,671,000
Relative fair value of Convertible Debenture Warrant	214,819
Discount	$ (1,394,819)